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[Invesco Aim logo appears here]
  --service mark--
Invesco Aim Advisors, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 100
Houston, Tx 77046-1173

713 626 1919
www.invescoaim.com

June 26, 2009

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:  AIM Equity Funds
     CIK No. 0000105377

On behalf of AIM Equity Funds (the "Fund"), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, is the electronic version of the Fund's Registration Statement on Form N-14 containing proxy statements/prospectuses to accomplish the combination of the following:

          - Atlantic Whitehall Equity Income Fund, a series portfolio of Atlantic Whitehall Funds Trust, with AIM Disciplined Equity Fund, a series portfolio of the Fund.

          - Atlantic Whitehall Growth Fund, a series portfolio of Atlantic Whitehall Funds Trust, with AIM Large Cap Growth Fund, a series portfolio of the Fund.

The comments received by the Staff with respect to the prospectus for the AIM Disciplined Equity Fund included in Post Effective Amendment No. 94 to the AIM Equity Funds registration statement have not been incorporated in the attached prospectus for the AIM Disciplined Equity Fund. We intend to address these comments in connection with the 485(b) filing for the AIM Disciplined Equity Fund. Please send copies of all correspondence with respect to the Form N-14 to my attention or contact me at 713.214.5770.

Very truly yours,


/s/ Melanie Ringold

Melanie Ringold
Counsel